Dividends - Summary of Dividends Paid (Parenthetical) (Detail) - 5.5% Preference shares [Member] - £ / shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of dividends [Line Items]
Per cent dividend	5.50%	5.50%	5.50%
Preference shares	50,000	50,000	50,000
Par value	£ 1	£ 1	£ 1